Stockholders' Equity and Noncontrolling Interests - Additional Information (Detail) - USD ($)								3 Months Ended	12 Months Ended
	Mar. 16, 2015	Feb. 01, 2015	Sep. 09, 2014	Jul. 15, 2014	Oct. 08, 2013	Apr. 01, 2013	Mar. 25, 2013	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2015	Jun. 18, 2014	Mar. 31, 2014	Dec. 31, 2011
Stockholders Equity Note Disclosure [Line Items]
Common stock, shares authorized								600,000,000	600,000,000	0
Common stock, par value								$ 0.01	$ 0.01	$ 0.01
Stock repurchase program, authorized amount									$ 50,000,000
Stock repurchased and retired during period, shares									123,797
Payments for repurchase of common stock								$ 47,785,000	$ 2,215,000
Preferred stock, par value								$ 0.01	$ 0.01
Preferred stock, shares authorized								50,000,000	50,000,000
Preferred stock, shares issued								0	0
Preferred stock, shares outstanding								0	0
Public offering price per common unit													$ 19.00
Noncontrolling interests								$ 1,063,055,000	$ 1,120,554,000	$ 580,615,000
Fair value consideration paid									$ 3,292,000	15,135,000
Common Stock [Member]
Stockholders Equity Note Disclosure [Line Items]
Stock repurchased and retired during period, shares								2,764,887	123,797
Payments for repurchase of common stock								$ 28,000
Noncontrolling Interest [Member]
Stockholders Equity Note Disclosure [Line Items]
Noncontrolling interests								1,063,055,000	$ 1,120,554,000	$ 580,615,000	$ 231,662,000			$ 519,424,000	$ 161,588,000
MRD [Member]
Stockholders Equity Note Disclosure [Line Items]
Stock repurchased and retired during period, shares	2,764,887
Payments for repurchase of common stock	$ 47,800,000
MEMP [Member]
Stockholders Equity Note Disclosure [Line Items]
Stock repurchase program, authorized amount									$ 150,000,000
Stock repurchased and retired during period, shares									899,912
Payments for repurchase of common stock								$ 28,420,000	$ 12,903,000
MEMP [Member] | Common Stock [Member]
Stockholders Equity Note Disclosure [Line Items]
Number of common units sold by subsidiary			14,950,000	9,890,000	16,675,000		9,775,000				11,975,000
Net proceeds from sale of common units by subsidiary			$ 321,300,000	$ 220,000,000	$ 318,300,000		$ 171,800,000				$ 194,100,000
MEMP [Member] | Noncontrolling Interest [Member]
Stockholders Equity Note Disclosure [Line Items]
Stock repurchased and retired during period, shares								1,909,583
Payments for repurchase of common stock								$ 28,420,000	12,903,000
Tanos Energy LLC [Member]
Stockholders Equity Note Disclosure [Line Items]
Percentage of ownership interest sold to company						1.066%
WildHorse Resources, LLC [Member]
Stockholders Equity Note Disclosure [Line Items]
Percentage of interest contributed former management members													0.10%
Cash consideration paid to certain former management members													$ 30,000,000
Noncontrolling interests													$ 400,000
Fair value consideration paid									$ 3,300,000
Subsequent Event [Member]
Stockholders Equity Note Disclosure [Line Items]
Stock repurchase program, authorized amount												$ 50,000,000
Subsequent Event [Member] | MRD [Member]
Stockholders Equity Note Disclosure [Line Items]
Stock repurchased and retired during period, shares	2,764,887
Payments for repurchase of common stock	$ 47,800,000
Subsequent Event [Member] | MEMP [Member]
Stockholders Equity Note Disclosure [Line Items]
Stock repurchased and retired during period, shares		1,909,583
Payments for repurchase of common stock		$ 28,500,000